Loan Quality and the Allowance for Loan Losses	12 Months Ended
Jun. 30, 2014
Receivables [Abstract]
Loan Quality and the Allowance for Loan Losses

Note 9 – Loan Quality and the Allowance for Loan Losses

The following tables present the balance of the allowance for loan losses at June 30, 2014, 2013 and 2012 based upon the calculation methodology described in Note 1. The tables identify the valuation allowances attributable to specifically identified impairments on individually evaluated loans, including those acquired with deteriorated credit quality, as well as valuation allowances for impairments on loans evaluated collectively. The tables include the underlying balance of loans receivable applicable to each category as of those dates as well as the activity in the allowance for loan losses for the years ended June 30, 2014, 2013 and 2012. Unless otherwise noted, the balance of loans reported in the tables below excludes yield adjustments and the allowance for loan loss.

Allowance for Loan Losses and Loans Receivable

at June 30, 2014

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Balance of allowance for loan losses:

Originated and purchased loans
Loans individually evaluated for impairment	$528	$404	$—	$—	$75	$—	$—	$1,007
Loans collectively evaluated for impairment	2,172	6,760	29	352	272	35	21	9,641

Allowance for loan losses on originated and purchased loans	2,700	7,164	29	352	347	35	21	10,648

Loans acquired at fair value
Loans acquired with deteriorated credit quality	—	—	—	98	—	—	—	98
Other acquired loans individually evaluated for impairment	—	165	—	346	57	—	—	568
Loans collectively evaluated for impairment	29	408	38	488	56	53	1	1,073

Allowance for loan losses on loans acquired at fair value	29	573	38	932	113	53	1	1,739

Total allowance for loan losses	$2,729	$7,737	$67	$1,284	$460	$88	$22	$12,387

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Changes in the allowance for loan losses for the year ended June 30, 2014:

At June 30, 2013:
Allocated	$3,660	$5,359	$81	$1,218	$490	$76	$12	$10,896
Unallocated	—	—	—	—	—	—	—	—

Total allowance for loan losses	3,660	5,359	81	1,218	490	76	12	10,896

Total charge offs	(1,202)	(44)	—	(1,170)	(47)	—	(30)	(2,493)

Total recoveries	67	525	—	9	2	—	—	603

Total allocated provisions	204	1,897	(14)	1,227	15	12	40	3,381

Total unallocated provisions	—	—	—	—	—	—	—	—

At June 30, 2014:
Allocated	2,729	7,737	67	1,284	460	88	22	12,387
Unallocated	—	—	—	—	—	—	—	—

Total allowance for loan losses	$2,729	$7,737	$67	$1,284	$460	$88	$22	$12,387

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Balance of loans receivable:

Originated and purchased loans
Loans individually evaluated for impairment	$11,923	$5,403	$—	$1,263	$1,010	$17	$—	$19,616
Loans collectively evaluated for impairment	494,522	873,340	3,619	31,326	66,163	10,529	4,248	1,483,747

Total originated and purchased loans	506,445	878,743	3,619	32,589	67,173	10,546	4,248	1,503,363

Loans acquired at fair value
Loans acquired with deteriorated credit quality	742	1,071	—	8,325	—	—	—	10,138
Other acquired loans individually evaluated for impairment	—	1,895	1,448	2,456	692	964	—	7,455
Loans collectively evaluated for impairment	73,425	102,046	2,214	23,891	7,746	12,500	90	221,912

Total loans acquired at fair value	74,167	105,012	3,662	34,672	8,438	13,464	90	239,505

Total loans	$580,612	$983,755	$7,281	$67,261	$75,611	$24,010	$4,338	1,742,868

Unamortized yield adjustments								(1,397)

Loans receivable								$1,741,471

Allowance for Loan Losses and Loans Receivable

at June 30, 2013

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Balance of allowance for loan losses:

Originated and purchased loans
Loans individually evaluated for impairment	$697	$430	$—	$—	$110	$—	$—	$1,237
Loans collectively evaluated for impairment	2,939	4,356	50	252	300	35	12	7,944

Allowance for loan losses on originated and purchased loans	3,636	4,786	50	252	410	35	12	9,181

Loans acquired at fair value
Loans acquired with deteriorated credit quality	—	—	—	17	—	—	—	17
Other acquired loans individually evaluated for impairment	—	84	—	740	—	—	—	824
Loans collectively evaluated for impairment	24	489	31	209	80	41	—	874

Allowance for loan losses on loans acquired at fair value	24	573	31	966	80	41	—	1,715

Total allowance for loan losses	$3,660	$5,359	$81	$1,218	$490	$76	$12	$10,896

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Changes in the allowance for loan losses for the year ended June 30, 2013:

At June 30, 2012:
Allocated	$4,572	$3,443	$277	$1,310	$447	$54	$14	$10,117
Unallocated	—	—	—	—	—	—	—	—

Total allowance for loan losses	4,572	3,443	277	1,310	447	54	14	10,117

Total charge offs	(2,272)	(1,042)	(9)	(182)	(221)	—	(2)	(3,728)

Total recoveries	15	—	—	18	10	—	—	43

Total allocated provisions	1,345	2,958	(187)	72	254	22	—	4,464

Total unallocated provisions	—	—	—	—	—	—	—	—

At June 30, 2013:
Allocated	3,660	5,359	81	1,218	490	76	12	10,896
Unallocated	—	—	—	—	—	—	—	—

Total allowance for loan losses	$3,660	$5,359	$81	$1,218	$490	$76	$12	$10,896

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Balance of loans receivable:

Originated and purchased loans
Loans individually evaluated for impairment	$14,412	$7,865	$—	$1,076	$1,145	$—	$—	$24,498
Loans collectively evaluated for impairment	484,575	540,491	5,717	25,975	65,581	10,461	4,145	1,136,945

Total originated and purchased loans	498,987	548,356	5,717	27,051	66,726	10,461	4,145	1,161,443

Loans acquired at fair value
Loans acquired with deteriorated credit quality	—	1,230	316	4,504	—	—	—	6,050
Other acquired loans individually evaluated for impairment	359	2,079	2,570	2,746	606	626	—	8,986
Loans collectively evaluated for impairment	1,301	115,163	3,248	36,387	13,481	15,526	133	185,239

Total loans acquired at fair value	1,660	118,472	6,134	43,637	14,087	16,152	133	200,275

Total loans	$500,647	$666,828	$11,851	$70,688	$80,813	$26,613	$4,278	1,361,718

Unamortized yield adjustments								(847)

Loans receivable								$1,360,871

Allowance for Loan Losses

at June 30, 2012

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Changes in the allowance for loan losses for the year ended June 30, 2012:

At June 30, 2011:
Allocated	$6,644	$3,336	$289	$880	$322	$49	$14	$11,534
Unallocated	—	—	—	—	—	—	—	233

Total allowance for loan losses	6,644	3,336	289	880	322	49	14	11,767

Total charge offs	(6,398)	(483)	(106)	(349)	(135)	—	(9)	(7,480)

Total recoveries	6	37	33	—	2	—	2	80

Total allocated provisions	4,320	553	61	779	258	5	7	5,983

Total unallocated provisions	—	—	—	—	—	—	—	(233)

At June 30, 2012:
Allocated	4,572	3,443	277	1,310	447	54	14	10,117
Unallocated	—	—	—	—	—	—	—	—

Total allowance for loan losses	$4,572	$3,443	$277	$1,310	$447	$54	$14	$10,117

The following tables present key indicators of credit quality regarding the Company’s loan portfolio based upon loan classification and contractual payment status at June 30, 2014 and 2013.

Credit-Rating Classification of Loans Receivable

at June 30, 2014

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Originated and purchased loans
Non-classified	$492,531	$872,063	$3,461	$31,301	$66,016	$10,352	$4,247	$1,479,971

Classified:
Special mention	1,626	357	158	25	146	84	1	2,397
Substandard	12,288	6,039	—	1,263	1,011	110	—	20,711
Doubtful	—	284	—	—	—	—	—	284
Loss	—	—	—	—	—	—	—	—

Total classified loans	13,914	6,680	158	1,288	1,157	194	1	23,392

Total originated and purchased loans	506,445	878,743	3,619	32,589	67,173	10,546	4,248	1,503,363

Loans acquired at fair value
Non-classified	73,425	96,758	—	18,946	7,582	12,003	71	208,785

Classified:
Special mention	—	4,600	353	4,602	45	245	16	9,861
Substandard	742	3,654	3,309	11,118	811	1,216	3	20,853
Doubtful	—	—	—	6	—	—	—	6
Loss	—	—	—	—	—	—	—	—

Total classified loans	742	8,254	3,662	15,726	856	1,461	19	30,720

Total loans acquired at fair value	74,167	105,012	3,662	34,672	8,438	13,464	90	239,505

Total loans	$580,612	$983,755	$7,281	$67,261	$75,611	$24,010	$4,338	$1,742,868

Credit-Rating Classification of Loans Receivable

at June 30, 2013

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Originated and purchased loans
Non-classified	$482,462	$538,544	$5,717	$25,630	$65,353	$10,339	$4,118	$1,132,163

Classified:
Special mention	1,843	983	—	50	228	28	—	3,132
Substandard	14,682	8,527	—	1,371	1,145	94	27	25,846
Doubtful	—	302	—	—	—	—	—	302
Loss	—	—	—	—	—	—	—	—

Total classified loans	16,525	9,812	—	1,421	1,373	122	27	29,280

Total originated and purchased loans	498,987	548,356	5,717	27,051	66,726	10,461	4,145	1,161,443

Loans acquired at fair value
Non-classified	1,301	109,559	820	31,062	13,419	15,450	132	171,743

Classified:
Special mention	—	4,548	1,300	4,932	62	76	—	10,918
Substandard	359	4,365	4,014	7,554	606	626	1	17,525
Doubtful	—	—	—	89	—	—	—	89
Loss	—	—	—	—	—	—	—	—

Total classified loans	359	8,913	5,314	12,575	668	702	1	28,532

Total loans acquired at fair value	1,660	118,472	6,134	43,637	14,087	16,152	133	200,275

Total loans	$500,647	$666,828	$11,851	$70,688	$80,813	$26,613	$4,278	$1,361,718

Contractual Payment Status of Loans Receivable

at June 30, 2014

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Originated and purchased loans
Current	$495,330	$875,887	$3,619	$31,081	$66,548	$10,499	$4,034	$1,486,998

Past due:
30-59 days	1,385	—	—	245	183	—	60	1,873
60-89 days	1,163	—	—	—	3	30	28	1,224
90+ days	8,567	2,856	—	1,263	439	17	126	13,268

Total past due	11,115	2,856	—	1,508	625	47	214	16,365

Total originated and purchased loans	506,445	878,743	3,619	32,589	67,173	10,546	4,248	1,503,363

Loans acquired at fair value
Current	72,736	102,881	2,810	32,346	7,731	12,390	88	230,982

Past due:
30-59 days	689	561	—	—	152	—	—	1,402
60-89 days	—	427	—	—	95	110	1	633
90+ days	742	1,143	852	2,326	460	964	1	6,488

Total past due	1,431	2,131	852	2,326	707	1,074	2	8,523

Total loans acquired at fair value	74,167	105,012	3,662	34,672	8,438	13,464	90	239,505

Total loans	$580,612	$983,755	$7,281	$67,261	$75,611	$24,010	$4,338	$1,742,868

Contractual Payment Status of Loans Receivable

at June 30, 2013

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Originated and purchased loans
Current	$484,836	$542,504	$5,717	$26,141	$66,186	$10,346	$3,925	$1,139,655

Past due:
30-59 days	2,297	836	—	—	21	115	166	3,435
60-89 days	1,515	—	—	—	186	—	27	1,728
90+ days	10,339	5,016	—	910	333	—	27	16,625

Total past due	14,151	5,852	—	910	540	115	220	21,788

Total originated and purchased loans	498,987	548,356	5,717	27,051	66,726	10,461	4,145	1,161,443

Loans acquired at fair value
Current	1,301	116,150	4,448	39,819	13,295	15,477	124	190,614

Past due:
30-59 days	—	258	—	45	433	—	8	744
60-89 days	—	186	—	284	62	49	—	581
90+ days	359	1,878	1,686	3,489	297	626	1	8,336

Total past due	359	2,322	1,686	3,818	792	675	9	9,661

Total loans acquired at fair value	1,660	118,472	6,134	43,637	14,087	16,152	133	200,275

Total loans	$500,647	$666,828	$11,851	$70,688	$80,813	$26,613	$4,278	$1,361,718

The following tables present information relating to the Company’s nonperforming and impaired loans at June 30, 2014 and 2013. Loans reported as “90+ days past due and accruing” in the table immediately below are also reported in the preceding contractual payment status table under the heading “90+ days past due”.

Performance Status of Loans Receivable

at June 30, 2014

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Originated and purchased loans
Performing	$497,243	$873,421	$3,619	$31,326	$66,734	$10,529	$4,122	$1,486,994

Nonperforming:
90+ days past due accruing	—	—	—	—	—	—	125	125
Nonaccrual	9,202	5,322	—	1,263	439	17	1	16,244

Total nonperforming	9,202	5,322	—	1,263	439	17	126	16,369

Total originated and purchased loans	506,445	878,743	3,619	32,589	67,173	10,546	4,248	1,503,363

Loans acquired at fair value
Performing	73,425	103,399	2,214	31,016	7,928	12,500	89	230,571

Nonperforming:
90+ days past due accruing	—	—	—	—	—	—	—	—
Nonaccrual	742	1,613	1,448	3,656	510	964	1	8,934

Total nonperforming	742	1,613	1,448	3,656	510	964	1	8,934

Total loans acquired at fair value	74,167	105,012	3,662	34,672	8,438	13,464	90	239,505

Total loans	$580,612	$983,755	$7,281	$67,261	$75,611	$24,010	$4,338	$1,742,868

Performance Status of Loans Receivable

at June 30, 2013

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Originated and purchased loans
Performing	$487,671	$540,585	$5,717	$25,975	$66,320	$10,461	$4,118	$1,140,847

Nonperforming:
90+ days past due accruing	—	—	—	—	—	—	—	—
Nonaccrual	11,316	7,771	—	1,076	406	—	27	20,596

Total nonperforming	11,316	7,771	—	1,076	406	—	27	20,596

Total originated and purchased loans	498,987	548,356	5,717	27,051	66,726	10,461	4,145	1,161,443

Loans acquired at fair value
Performing	1,301	116,080	3,248	39,877	13,790	15,526	132	189,954

Nonperforming:
90+ days past due accruing	—	—	—	—	—	—	—	—
Nonaccrual	359	2,392	2,886	3,760	297	626	1	10,321

Total nonperforming	359	2,392	2,886	3,760	297	626	1	10,321

Total loans acquired at fair value	1,660	118,472	6,134	43,637	14,087	16,152	133	200,275

Total loans	$500,647	$666,828	$11,851	$70,688	$80,813	$26,613	$4,278	$1,361,718

Impairment Status of Loans Receivable

at June 30, 2014

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Carrying value of impaired loans:

Originated and purchased loans
Non-impaired loans	$494,522	$873,340	$3,619	$31,326	$66,163	$10,529	$4,248	$1,483,747

Impaired loans:
Impaired loans with no allowance for impairment	9,800	5,037	—	1,263	911	17	—	17,028
Impaired loans with allowance for impairment:
Unpaid principal balance	2,123	366	—	—	99	—	—	2,588

Allowance for impairment	(528)	(404)	—	—	(75)	—	—	(1,007)

Balance of impaired loans net of allowance for impairment	1,595	(38)	—	—	24	—	—	1,581

Total impaired loans, excluding allowance	11,923	5,403	—	1,263	1,010	17	—	19,616

Total originated and purchased loans	506,445	878,743	3,619	32,589	67,173	10,546	4,248	1,503,363

Loans acquired at fair value
Non-impaired loans	73,425	102,046	2,214	23,891	7,746	12,500	90	221,912

Impaired loans:
Impaired loans with no allowance for impairment	742	1,690	1,448	10,141	617	964	—	15,602
Impaired loans with allowance for impairment:
Unpaid principal balance	—	1,276	—	640	75	—	—	1,991

Allowance for impairment	—	(165)	—	(444)	(57)	—	—	(666)

Balance of impaired loans net of allowance for impairment	—	1,111	—	196	18	—	—	1,325

Total impaired loans, excluding allowance	742	2,966	1,448	10,781	692	964	—	17,593

Total loans acquired at fair value	74,167	105,012	3,662	34,672	8,438	13,464	90	239,505

Total loans	$580,612	$983,755	$7,281	$67,261	$75,611	$24,010	$4,338	$1,742,868

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Unpaid principal balance of impaired loans:

Originated and purchased loans	$17,655	$5,919	$—	$1,407	$1,027	$17	$—	$26,025

Loans acquired at fair value	742	3,264	1,547	12,495	726	975	—	19,749

Total impaired loans	$18,397	$9,183	$1,547	$13,902	$1,753	$992	$—	$45,774

For the year ended June 30, 2014
Average balance of impaired loans	$13,754	$9,971	$2,514	$10,669	$1,526	$641	$—	$39,075
Interest earned on impaired loans	$138	$186	$—	$732	$69	$7	$—	$1,132

Impairment Status of Loans Receivable

at June 30, 2013

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Carrying value of impaired loans:

Originated and purchased loans
Non-impaired loans	$484,575	$540,491	$5,717	$25,975	$65,581	$10,461	$4,145	$1,136,945

Impaired loans:
Impaired loans with no allowance for impairment	11,758	7,470	—	1,076	1,026	—	—	21,330
Impaired loans with allowance for impairment:
Unpaid principal balance	2,654	395	—	—	119	—	—	3,168

Allowance for impairment	(697)	(430)	—	—	(110)	—	—	(1,237)

Balance of impaired loans net of allowance for impairment	1,957	(35)	—	—	9	—	—	1,931

Total impaired loans, excluding allowance	14,412	7,865	—	1,076	1,145	—	—	24,498

Total originated and purchased loans	498,987	548,356	5,717	27,051	66,726	10,461	4,145	1,161,443

Loans acquired at fair value
Non-impaired loans	1,301	115,163	3,248	36,387	13,481	15,526	133	185,239

Impaired loans:
Impaired loans with no allowance for impairment	359	2,795	2,886	6,251	606	626	—	13,523
Impaired loans with allowance for impairment:
Unpaid principal balance	—	514	—	999	—	—	—	1,513

Allowance for impairment	—	(84)	—	(757)	—	—	—	(841)

Balance of impaired loans net of allowance for impairment	—	430	—	242	—	—	—	672

Total impaired loans, excluding allowance	359	3,309	2,886	7,250	606	626	—	15,036

Total loans acquired at fair value	1,660	118,472	6,134	43,637	14,087	16,152	133	200,275

Total loans	$500,647	$666,828	$11,851	$70,688	$80,813	$26,613	$4,278	$1,361,718

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
Unpaid principal balance of impaired loans:

Originated and purchased loans	$20,682	$8,956	$—	$1,120	$1,169	$—	$—	$31,927

Loans acquired at fair value	417	4,077	3,419	10,168	614	626	—	19,321

Total impaired loans	$21,099	$13,033	$3,419	$11,288	$1,783	$626	$—	$51,248

For the year ended June 30, 2013
Average balance of impaired loans	$15,890	$11,885	$2,120	$8,853	$1,767	$189	$—	$40,704
Interest earned on impaired loans	$181	$108	$20	$478	$61	$2	$—	$850

Impairment Status of Loans Receivable

at June 30, 2012

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
	(In Thousands)
For the year ended June 30, 2012
Average balance of impaired loans	$17,633	$11,228	$1,944	$10,358	$1,322	$161	$—	$42,646
Interest earned on impaired loans	$484	$58	$52	$283	$20	$—	$—	$897

The following tables present information regarding the restructuring of the Company’s troubled debts during the year ended June 30, 2013 and any defaults of TDRs during that year that were restructured within 12 months of the date of default. During the year ended June 30, 2014, the Company did not restructure any troubled debts and there were no defaults of TDRs that were restructured within 12 months of the date of default.

Troubled Debt Restructurings of Loans Receivable

at June 30, 2013

	Residential Mortgage	Commercial Mortgage	Construction	Commercial Business	Home Equity Loans	Home Equity Lines of Credit	Other Consumer	Total
(Dollars in Thousands)
Troubled debt restructuring activity for the year ended June 30, 2013

Originated and purchased loans
Number of loans	5	1	—	—	2	—	—	8
Pre-modification outstanding recorded investment	$967	$265	$—	$—	$176	$—	$—	$1,408
Post-modification outstanding recorded investment	852	245	—	—	164	—	—	1,261
Charge offs against the allowance for loan loss for impairment recognized at modification	146	20	—	—	14	—	—	180

Loans acquired at fair value
Number of loans	—	—	—	—	—	—	—	—
Pre-modification outstanding recorded investment	$—	$—	$—	$—	$—	$—	$—	$—
Post-modification outstanding recorded investment	—	—	—	—	—	—	—	—
Charge offs against the allowance for loan loss for impairment recognized at modification	—	—	—	—	—	—	—	—

Troubled debt restructuring defaults

Originated and purchased loans
Number of loans	—	—	—	—	—	—	—	—
Outstanding recorded investment	$—	$—	$—	$—	$—	$—	$—	$—

Loans acquired at fair value
Number of loans	—	—	—	—	—	—	—	—
Outstanding recorded investment	$—	$—	$—	$—	$—	$—	$—	$—

The manner in which the terms of a loan are modified through a troubled debt restructuring generally includes one or more of the following changes to the loan’s repayment terms:

•	Interest Rate Reduction: Temporary or permanent reduction of the interest rate charged against the outstanding balance of the loan.

•	Capitalization of Prior Past Dues: Capitalization of prior amounts due to the outstanding balance of the loan.

•	Extension of Maturity or Balloon Date: Extending the term of the loan past its original balloon or maturity date.

•	Deferral of Principal Payments: Temporary deferral of the principal portion of a loan payment.

•	Payment Recalculation and Re-amortization: Recalculation of the recurring payment obligation and resulting loan amortization/repayment schedule based on the loan’s modified terms.

At June 30, 2014, the remaining outstanding principal balance and carrying amount of acquired credit-impaired loans totaled approximately $11,778,000 and $ 10,138,000 respectively. By comparison, at June 30, 2013, the remaining outstanding principal balance and carrying amount of such loans totaled approximately $9,874,000 and $6,050,000, respectively.

The carrying amount of acquired credit-impaired loans for which interest is not being recognized due to the uncertainty of the cash flows relating to such loans totaled $2,374,000 and $1,952,000 at June 30, 2014 and June 30, 2013, respectively.

The balance of the allowance for loan losses at June 30, 2014 and June 30, 2013 included approximately $98,000 and $17,000 of valuation allowances, respectively, for a specifically identified impairment attributable to acquired credit-impaired loans. The valuation allowances were attributable to additional impairment recognized on the applicable loans subsequent to their acquisition, net of any charge offs recognized during that time.

The following table presents the changes in the accretable yield relating to the acquired credit-impaired loans for the years ended June 30, 2014 and 2013.

	Year Ended June 30, 2014 (In Thousands)	Year Ended June 30, 2013 (In Thousands)
Beginning balance	$741	$1,461
Accretion to interest income	(326)	(567)
Disposals	(38)	(153)
Reclassifications from nonaccretable difference	1,514	—

Ending balance	$1,891	$741